UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 17, 2021 to May 17, 2021

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on May 27, 2021 (SEC Accession No. 0001056404-21-006214) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10- D to reflect updated Appraisal Reduction Amounts and ASER amounts for the May reporting period received from the Master Servicer after the distributions set forth in the Monthly Distribution Report for May 2021 had been made. The amended Monthly Distribution Report, reflecting the revised information, is attached to this Form 10-D/A, and shows payment adjustments correcting for underpayments previously made to Class E Certificates in the amount of $3,610.17 and overpayments previously made to Class F Certificates in the amount of $3,610.17.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2021 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	26.34%	4	$1,626,431.94

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 17, 2021 to May 17, 2021.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 11, 2021. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 11, 2021. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

In December 2014, Phoenix Light SF Limited and certain related entities and the National Credit Union Administration (NCUA) filed complaints in the United States District Court for the Southern District of New York against Wells Fargo Bank, alleging claims against Wells Fargo Bank in its capacity as trustee for a number of residential mortgage-backed securities trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. Wells Fargo Bank previously settled two class action lawsuits with similar allegations that were filed in November 2014 and December 2016 by institutional investors in the Southern District of New York and New York state court, respectively.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo Bank has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo Bank notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was -$11,550,398.16 for the period January 1, 2020 through December 31, 2020. There is no new activity to report at this time.

Truist Bank, formerly known as SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (Loan # 2 and Loan #13, respectively) on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the prospectus supplement. Financial information required under Item 1112(b) of Regulation AB for the period January 1, 2021 through March 31, 2021, can be found in the tables below.

Definition	Dollar figures in thousands	Truist Bank
	Charlotte, NC
	March 31, 2021
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	3,256,000
3	Total interest expense	135,000
4	Net interest income	3,121,000
5	Provision for credit losses*	-20,000
6	Total noninterest income	1,760,000
7	Fiduciary activities	118,000
8	Service charges on deposit accounts	258,000
9	Trading account gains & fees	95,000
10	Additional noninterest income	1,289,000
11	Total noninterest expense	3,282,000
12	Salaries and employee benefits	1,892,000
13	Premises and equipment expense	314,000
14	Additional noninterest expense	1,076,000
15	Pre-tax net operating income	1,619,000
16	Securities gains (losses)	23,000
17	Applicable income taxes	321,000
18	Income before extraordinary items	1,321,000
19	Discontinued operations (Extraordinary gains - net)**	0
20	Net income attributable to bank and noncontrolling interests	1,321,000
21	Net income attributable to noncontrolling interests	-3,000
22	Net income attributable to bank	1,324,000
23	Net charge-offs	171,000
24	Cash dividends	1,000,000
25	Sale, conversion, retirement of capital stock, net	78,000
26	Net operating income	1,302,600

* Note: For institutions that have adopted CECL methodology (ASU 2016-13), this item represents provisions for all credit losses on a consolidated basis. For institutions that have not adopted CECL methodology (ASU 2016-13), this item represents the provision for loan and lease losses.

** Note: Accounting change as of September 2016, Extraordinary Gains, Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	Truist Bank
	Charlotte, NC
	March 31, 2021

Assets and Liabilities
1	Total employees (full-time equivalent)	49,785
2	Total assets	506,471,000
3	Cash and due from depository institutions	31,768,000
4	Interest-bearing balances	26,820,000
5	Securities*	124,583,000
6	Federal funds sold & reverse repurchase agreements	40,000
7	Net loans & leases	287,931,000
8	Allowance for loan and lease losses**	4,764,000
9	Trading account assets	4,602,000
10	Bank premises and fixed assets	4,714,000
11	Other real estate owned	63,000
12	Goodwill and other intangibles	29,049,000
13	All other assets	23,721,000
14	Total liabilities and capital	506,471,000
15	Total liabilities	442,770,000
16	Total deposits	410,067,000
17	Interest-bearing deposits	272,538,000
18	Deposits held in domestic offices	410,067,000
19	% insured	54.76%
20	Federal funds purchased & repurchase agreements	248,000
21	Trading liabilities	658,000
22	Other borrowed funds	17,359,000
23	Subordinated debt	5,128,000
24	All other liabilities	9,310,000
25	Total equity capital	63,701,000
26	Total bank equity capital	63,701,000
27	Perpetual preferred stock	0
28	Common stock	24,000
29	Surplus	54,617,000
30	Undivided profits	9,060,000
31	Noncontrolling interests in consolidated subsidiaries	0

Memoranda:
32	Noncurrent loans and leases	3,253,000
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,974,000
34	Income earned, not collected on loans	1,107,000
35	Earning assets	441,306,000
36	Long-term assets (5+ years)	204,937,000
37	Average Assets, year-to-date	502,707,500
38	Average Assets, quarterly	502,707,500
39	Total risk weighted assets	366,683,160
40	Adjusted average assets for leverage capital purposes	473,802,000
41	Life insurance assets	6,441,000
42	General account life insurance assets	4,333,000
43	Separate account life insurance assets	1,534,000
44	Hybrid life insurance assets	574,000
45	Volatile liabilities	6,320,000
46	Insider loans	37,000
47	FHLB advances	2,874,000
48	Loans and leases held for sale	5,555,000
49	Unused loan commitments	196,076,000
50	Tier 1 (core) risk-based capital	41,210,000
51	Tier 2 risk-based capital	7,105,000
52	Total unused commitments	196,076,000
53	Derivatives	307,563,000

*Note: For institutions that have adopted CECL Methodology (ASU 2016-13), securities are reported net of allowances for credit losses.

** Note: For institutions that have adopted CECL methodology (ASU 2016-13), this item represents the allowance for credit losses on loans and leases held for investment and allocated transfer risk.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: June 8, 2021